Note 8 - Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2025	2024
Domestic	$(14,661)	$(3,843)
Foreign	(528)	(504)
Total	$(15,189)	$(4,347)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2025		2024
	Amount	Rate	Amounts	Rate
Statutory U.S. federal tax rate	$(3,188)	(21.0%)	$(913)	(21.0%)

Permanent differences:
State and local income taxes, net of federal benefit	—	0.0%	—	0.0%
Stock compensation	623	4.1%	433	10%
Other	5,079	33.5	227	5.2%
Valuation Allowance	(2,514)	(16.6%)	253	5.8%
Total	$—	0.0%	$—	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2025	2024
Net operating loss carryforwards	$19,994	$22,508
Valuation allowance	(19,994)	(22,508)
Total net deferred tax assets	$—	$—